Transactions between related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Daegu Green Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales			₩ 1,055
Dongducheon Dream Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	₩ 17,041	₩ 15,221	14,811
Electricity purchase	813,440	946,463	1,003,346
Outstanding balances for related party transactions [Abstract]
Trade receivables	2,230	1,073
Trade payables	77,817	93,493
Non-trade receivables and others	655
Korea Gas Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	88,011	89,030	90,480
Purchase of power generation fuel	3,245,519	3,633,198	4,598,763
Outstanding balances for related party transactions [Abstract]
Trade receivables	9,833	8,739
Trade payables	524,881	399,563
Non-trade receivables and others	339	78
Non-trade payables and others	569	9,090
Daegu Photovoltaic Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	349
REC purchase	3,646	3,243	3,978
Outstanding balances for related party transactions [Abstract]
Trade payables	71	56
Jeongam Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	30	6	8
Outstanding balances for related party transactions [Abstract]
Non-trade payables and others	4	4
Korea Power Engineering Service Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	1,317	1,455	1,743
Service purchase	1,292	723	3,241
KS Solar Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	5	20	21
REC purchase	900	4,080	6,211
Outstanding balances for related party transactions [Abstract]
Trade receivables		2
Trade payables		53
Heang Bok Do Si Photovoltaic Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	2	2	1
Rental fee and others	570	410	479
Korea Electric Power Industrial Development Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	14,044	10,723	12,361
Electricity metering service fee	289,293	250,057	273,057
Outstanding balances for related party transactions [Abstract]
Trade receivables	333	362
Non-trade receivables and others	42	47
Non-trade payables and others	18,006	18,628
Goseong Green Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	24,069	9,195	9,306
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	19
Non-trade payables and others	7,140	3,900
Gangneung Eco Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	2,391	5,223	9,761
Outstanding balances for related party transactions [Abstract]
Trade receivables	1	1
Non-trade receivables and others	4,747	2,137
Shin Pyeongtaek Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	9,025	3,579	11,344
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	210	215
Non-trade payables and others	52
Naepo Green Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	185	104	66
Outstanding balances for related party transactions [Abstract]
Trade receivables	17	14
Noeul Green Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	32	177	45
Service purchase	15,862
Outstanding balances for related party transactions [Abstract]
Trade receivables	3	18
Non-trade payables and others	2,041
Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	237	64
Electricity purchase	14
Outstanding balances for related party transactions [Abstract]
Trade receivables	20	21
YTN Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,987	1,785	1,753
Advertisement fee	731	554	440
Outstanding balances for related party transactions [Abstract]
Trade receivables	98	165
Non-trade payables and others	209	132
Busan Green Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	120	133	1
Service purchase	12,189
Outstanding balances for related party transactions [Abstract]
Trade receivables	7	9
Non-trade receivables and others	1,691
Gunsan Bio Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales		6
Korea Electric Vehicle Charge Service [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	700	89	2
Service purchase	1,093
Outstanding balances for related party transactions [Abstract]
Trade receivables	23	12
Trade payables	45
Ulleungdo Natural Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	1,013	691	229
Electricity purchase	119	60
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others		111
Tamra Offshore Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	55	12
Electricity purchase	2,105
Daegu clean Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	421
Cheongna Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	7,980	6,831	21,081
Service purchase	59	73
Outstanding balances for related party transactions [Abstract]
Trade receivables	182	165
Non-trade payables and others	1	82
Gangwon Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	994	1,273	1,046
Electricity purchase	25,968	22,780	21,946
Outstanding balances for related party transactions [Abstract]
Trade receivables	6	8
Trade payables	3,033	2,031
Hyundai Green Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Design service	14,280	14,835	15,401
Electricity purchase	458,378	469,547	486,443
Outstanding balances for related party transactions [Abstract]
Trade receivables	946	569
Trade payables	32,589	31,507
Korea Power Exchange [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	8,446	7,141	4,272
Trading Fees	207,855	91,433	79,283
Outstanding balances for related party transactions [Abstract]
Trade receivables	463	1,066
Non-trade receivables and others	128	53
Non-trade payables and others	1,142	1,235
Hyundai Energy [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	15,627	24,719	25,402
Electricity purchase	87,607	1,313	1,684
Outstanding balances for related party transactions [Abstract]
Trade receivables	49	72
Trade payables	223	86
Non-trade receivables and others	6,598	68,798
Non-trade payables and others	13,796
Taebaek Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	813	796	872
REC purchase	6,534	5,741	6,626
Outstanding balances for related party transactions [Abstract]
Trade receivables	116
Trade payables	533	386
Non-trade receivables and others		112
Non-trade payables and others	121	304
Pyeongchang Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Design service	1,176	497	72
Service purchase	4,033	1,594
Outstanding balances for related party transactions [Abstract]
Trade receivables	3	4
Non-trade payables and others	163	255
Daeryun Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,796	1,516	1,731
Electricity purchase	146,189	244,023	274,379
Outstanding balances for related party transactions [Abstract]
Trade receivables	162	140
Trade payables	15,706	21,646
Changjuk Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	788	863	754
Electricity purchase	6,981	5,786	6,472
Outstanding balances for related party transactions [Abstract]
Trade receivables	101	100
Trade payables	515	358
Non-trade payables and others	546	334
KNH Solar Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	17	17	17
Electricity purchase	3,947	4,006	4,598
Outstanding balances for related party transactions [Abstract]
Trade receivables	1	1
Non-trade payables and others	193	204
S-Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	12,852	5,994	7,278
Electricity purchase	457,329	437,206	614,658
Outstanding balances for related party transactions [Abstract]
Trade receivables	117	142
Trade payables	25,061	51,844
Non-trade receivables and others	5,183	393
Busan Solar [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales		8	16
Electricity purchase		1,079	4,055
Green Biomass Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales		2	51
Woodchip purchase	1,345	2,232	3,782
Outstanding balances for related party transactions [Abstract]
Non-trade payables and others	85	113
SPC Power Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income	5,562	8,346	1,433
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	76
Gemeng International Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income	13,365	16,476	37,163
PT. Cirebon Electric Power [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income	550
Dolphin Property Limited [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income		35
PT. Bayan Resources TBK [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	717	160	164
Nepal Water & Energy Development Company Private Limited [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	900	375
Service purchase	72
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	227	889
Pioneer Gas Power Limited [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	62	164	274
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others		82
Xe-Pian Xe-Namnoy Power [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	661	773	584
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	53	58
PT. Mutiara Jawa [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	47
Ecollite Co., Ltd. [Member]
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	210	210
Daegu Green Power [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,131	768
Electricity purchase	252,024	263,797	318,221
Outstanding balances for related party transactions [Abstract]
Trade receivables	98	52
Trade payables	25,257	27,400
Non-trade receivables and others	10	1
KEPCO SPC Power Corporation [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	45,005	10,344	29,572
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others		2,349
Daejung Offshore Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	1	1	1
KAPES, Inc. (formerly, KEPCO-ALSTOM Power Electronics Systems, Inc.) [Member]
Disclosure of transactions between related parties [Line Items]
Commission	1,420	1,176	1,315
Service purchase	164,165	140,555	47,130
Outstanding balances for related party transactions [Abstract]
Trade payables	55
Non-trade receivables and others		235
Non-trade payables and others		11,992
Dangjin Eco Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Technical fee	670	1,787	334
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	1,211	833
Non-trade payables and others	41
Honam Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	552	169	65
Electricity purchase	5,962	6,776	5,944
Outstanding balances for related party transactions [Abstract]
Trade payables	381	424
Non-trade payables and others	3,013	3,082
Seokmun Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	1,765	1,627	2,395
REC purchase	21,674
Outstanding balances for related party transactions [Abstract]
Trade receivables	93	114
Non-trade receivables and others	276	160
Non-trade payables and others	3,052
Incheon New Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Construction revenue	539	524	388
Outstanding balances for related party transactions [Abstract]
Trade receivables	128	128
KW Nuclear Components Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	644	3,327	1,948
Outstanding balances for related party transactions [Abstract]
Trade receivables	4
Chun-cheon Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	4,855	3,079	2,201
REC purchase	194,136
Outstanding balances for related party transactions [Abstract]
Trade receivables	129
Trade payables	29,676
Non-trade receivables and others	252	255
Yeonggwangbaeksu Wind Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,654	1,591	927
Electricity purchase	11,124	11,208	4,974
Outstanding balances for related party transactions [Abstract]
Trade receivables	7	6
Trade payables	619	761
Non-trade receivables and others	144	145
Non-trade payables and others	1,300	1,362
KEPCO-Uhde Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	34	6
Outstanding balances for related party transactions [Abstract]
Non-trade payables and others	4	4
GS Donghae Electric Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	11,204	12,994	5,614
Electricity purchase	351,367	903
Outstanding balances for related party transactions [Abstract]
Trade receivables	450	775
Trade payables	73,570
Non-trade receivables and others	1,892	1,497
Non-trade payables and others		993
Busan Shinho Solar Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	87	210	24
REC purchase	7,984	6,770	7,565
Outstanding balances for related party transactions [Abstract]
Trade receivables	2	3
Trade payables	159	129
Non-trade payables and others	811	670
Global Trade Of Power System Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service purchase	414	882	192
Datang Chifeng Renewable Power [Member]
Disclosure of transactions between related parties [Line Items]
Interest income	500	8,216	9,702
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	82	210
Rabigh Electricity Company [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income	19,179	699	565
Rabigh Operation & Maintenance Company [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income	2,784	2,395	1,780
Outstanding balances for related party transactions [Abstract]
Trade receivables		2,275
Non-trade receivables and others	869
Datang Chaoyang Renewable Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income	839
Shuweihat Asia Power Investment B.V. [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income	1,707	2,957
Shuweihat Asia Operation & Maintenance Company [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,319	1,179	1,006
ASM-BG Investicii AD [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	1,062	322
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	37	64
Expressway Solar-light Power [Member]
Disclosure of transactions between related parties [Line Items]
Electricity purchase	2,941	2,942	3,451
Jamaica Public Service Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Service sales		1,905	3,077
Service purchase	154	127	106
Outstanding balances for related party transactions [Abstract]
Trade receivables		615
KV Holdings, Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income		302
Datang KEPCO Chaoyang Renewable Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income		440
Amman Asia Electric Power Company [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	14,205	21,915	48,968
Service purchase			125
Outstanding balances for related party transactions [Abstract]
Trade receivables	2,675	2,509
Kelar S.A [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	570	1,702	6,229
Nghi Son 2 Power Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	2,693
Barakah One Company [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	7,059	25,244
Service purchase	2,631
Nawah Energy Company [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	34,421
Outstanding balances for related party transactions [Abstract]
Trade receivables	10,419
Yeongwol Energy Station Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	830	858	814
REC purchase	14,256	14,875	16,408
Outstanding balances for related party transactions [Abstract]
Trade receivables	7,068	7,064
Trade payables		229
DS POWER Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Service sales	5,819	35,133	106,183
Outstanding balances for related party transactions [Abstract]
Trade receivables	340	1,775
Korea Development Bank [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	3,239	3,102	4,039
Dividend paid	418,407	654,829	96,087
Interest income	1,685	3,164	2,402
Interest expense	4,573	8,231	₩ 21,719
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	501,029	217,481
Non-trade payables and others	200	408
Accrued interest income	204	672
Derivative assets	569	25,306
Derivative liabilities	₩ 22,398	₩ 3,278